EQUITY	12 Months Ended
Dec. 31, 2018
Equity [abstract]
EQUITY
EQUITY
The partnership’s capital structure is comprised of six classes of partnership units: GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

a)	General and limited partnership units
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2018	2017	2016	2018	2017	2016
Outstanding, beginning of year	139	139	139	254,989	260,222	261,486
Issued LP Units(1)	—	—	—	109,702	—	—
Exchange LP Units exchanged	—	—	—	7,770	285	1,016
BPR Units exchanged	—	—	—	56,166	—	—
Distribution reinvestment program	—	—	—	175	181	205
Issued under unit-based compensation plan	—	—	—	57	215	278
Repurchases of LP Units	—	—	—	(4,661)	(5,914)	(2,763)
Outstanding, end of year	139	139	139	424,198	254,989	260,222

(1)	Includes 21,277 thousand LP Units issued to Brookfield Asset Management in connection with the redemption of Class C Junior Preferred Shares. See Note 18, Capital Securities.

b)	Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 432,649,105 Redeemable/Exchangeable Partnership Units outstanding at December 31, 2018, 2017 and 2016.

Special limited partnership units
Brookfield Property Special L.P. (“Special L.P.”) is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at December 31, 2018, 2017 and 2016.

c)	Limited partnership units of Brookfield Office Properties Exchange LP
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing June 9, 2021, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, beginning of year	11,078	11,363	12,379
Exchange LP Units exchanged (1)	(7,770)	(285)	(1,016)
Outstanding, end of year	3,308	11,078	11,363

(1)
Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d) Class A shares of Brookfield Property REIT Inc.
As detailed in Note 4, Acquisition of GGP Inc., BPR Units were issued to former GGP common shareholders who elected to receive as consideration. Each BPR Unit is structured to provide an economic return equivalent to an LP Unit. The holder of a BPR Unit has the right, at any time, to request the share be redeemed for cash equivalent to the value of an LP Unit. In the event the holder of a BPR Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with an LP Unit rather than cash. As a result, BPR Units participate in earnings and distribution on a per unit basis equivalent to the per unit participation of LP Units. The partnership presents BPR Units as a component of non-controlling interest.
The following table presents changes to the BPR Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, beginning of period	—	—	—
Issued on August 28, 2018 for the acquisition of GGP	162,324	—	—
BPR Units exchanged	(56,166)	—	—
Forfeitures	(68)	—	—
Outstanding, end of period	106,090	—	—

e) Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2018	2017	2016
Limited partners	$410	$301	$293
Holders of:
Redeemable/exchangeable partnership units	545	510	485
Special LP Units	6	6	5
Exchange LP Units	9	13	13
BPR Units	89	—	—
Total distributions	$1,059	$830	$796
Per unit(1)	$1.26	$1.18	$1.12

(1)	Per unit outstanding on the record date for each.

f) Earnings per Unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Net income attributable to limited partners	$764	$136	$660
Income reallocation related to mandatorily convertible preferred shares	98	22	101
Net income attributable to limited partners - basic	862	158	761
Dilutive effect of conversion of preferred shares and options(1)	35	—	61
Net income attributable to limited partners - diluted	$897	$158	$822

(Millions of units/shares)
Weighted average number of LP Units outstanding	307.7	256.0	261.5
Mandatorily convertible preferred shares	70.0	70.0	70.0
Weighted average number of LP Units outstanding - basic	377.7	326.0	331.5
Dilutive effect of conversion of preferred shares and options(1)	18.5	1.2	34.8
Weighted average number of LP Units outstanding - diluted	396.2	327.2	366.3

(1)	The effect of the conversion of preferred shares is anti-dilutive for the year ended December 31, 2017.